Derivative Instruments Schedule of Credit Default Swaps where we Sell Protection on Single Name Reference Entities and Fair Values (Detail) (Credit default swaps, Single Name Reference Entities, USD $)
In Millions, unless otherwise specified
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional value	$ 55	$ 155	$ 155
Assets	0	1	1
Liabilities	0	0	2
AAA | Matures Less Than One Year
Derivative [Line Items]
Notional value	0	5	0
Assets	0	0	0
Liabilities	0	0	0
AAA | Matures After One Year Through Five Years
Derivative [Line Items]
Notional value		0	5
Assets		0	0
Liabilities		0	0
AA | Matures Less Than One Year
Derivative [Line Items]
Notional value	0	6	0
Assets	0	0	0
Liabilities	0	0	0
AA | Matures After One Year Through Five Years
Derivative [Line Items]
Notional value	5	0	6
Assets	0	0	0
Liabilities	0	0	0
AA | Matures After Five Years Through Ten Years
Derivative [Line Items]
Notional value	0	5	5
Assets	0	0	0
Liabilities	0	0	0
A | Matures Less Than One Year
Derivative [Line Items]
Notional value	10	37	0
Assets	0	0	0
Liabilities	0	0	0
A | Matures After One Year Through Five Years
Derivative [Line Items]
Notional value		0	37
Assets		0	0
Liabilities		0	0
A | Matures After Five Years Through Ten Years
Derivative [Line Items]
Notional value	10	10	10
Assets	0	1	0
Liabilities	0	0	1
BBB | Matures Less Than One Year
Derivative [Line Items]
Notional value	6	68	0
Assets	0	0	0
Liabilities	0	0	0
BBB | Matures After One Year Through Five Years
Derivative [Line Items]
Notional value	14	0	68
Assets	0	0	1
Liabilities	0	0	0
BBB | Matures After Five Years Through Ten Years
Derivative [Line Items]
Notional value	10	24	24
Assets	0	0	0
Liabilities	$ 0	$ 0	$ 1